Subsequent Event (Details) - Subsequent Event - Manufacturing Facility Property In Mexico - USD ($) $ in Millions	Mar. 21, 2026	Mar. 20, 2026
Subsequent Event
Total purchase price		$ 14.0
Total payment which covered the purchase price and associated taxes	$ 15.8